SUMMARY OF REPORTABLE SEGMENTS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	$ 6,794,816	$ 120,554	$ 9,864
Other income	2,783,391	1,559,961	1,118,140
Finance income	36,256	62,394	22,525
Total segment revenue & other income	9,614,463	1,742,909	1,150,529
Depreciation and amortisation	(578,668)	(386,277)	(258,361)
Finance costs	(15,215)	(16,338)	(72,080)
Raw materials and change in inventories	(3,013,534)	(170,457)	(101,433)
Commissions	(156,625)
Employee benefits expenses	(5,868,655)	(3,868,331)	(2,066,111)
Advertising and promotional expenses	(1,885,402)	(436,274)	(279,312)
Professional fees	(1,835,444)	(1,461,401)	(2,035,395)
Research and development expenses	(705,507)	(1,165,531)	(865,627)
Impairment expenses	(564,161)	(32,048)
Other expenses	(2,154,375)	(1,283,871)	(1,766,985)
Total segment expenses	(16,777,586)	(8,820,528)	(7,445,304)
Income tax credit/(expense)	32,125
Loss for the period	(7,130,998)	(7,077,619)	(6,294,775)
Total Segment Assets	20,801,698	22,971,688	15,632,979
Total Segment Liabilities	(4,370,627)	(1,438,653)	(1,640,372)
EasyDNA [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	6,001,421
Other income
Finance income
Total segment revenue & other income	6,001,421
Depreciation and amortisation
Finance costs
Raw materials and change in inventories	(2,951,815)
Commissions	(156,625)
Employee benefits expenses	(1,235,657)
Advertising and promotional expenses	(1,079,291)
Professional fees	(21,685)
Research and development expenses
Impairment expenses
Other expenses	(721,226)
Total segment expenses	(6,166,300)
Income tax credit/(expense)
Loss for the period	(164,879)
Total Segment Assets	2,668,618
Total Segment Liabilities	(1,969,878)
GeneType/Corporate [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	793,395	120,554	9,864
Other income	2,783,391	1,559,961	1,118,140
Finance income	36,256	62,394	22,525
Total segment revenue & other income	3,613,042	1,742,909	1,150,529
Depreciation and amortisation	(578,668)	(386,277)	(258,361)
Finance costs	(15,215)	(16,338)	(72,080)
Raw materials and change in inventories	(61,719)	(170,457)	(101,433)
Commissions
Employee benefits expenses	(4,632,998)	(3,868,331)	(2,066,111)
Advertising and promotional expenses	(806,111)	(436,274)	(279,312)
Professional fees	(1,813,759)	(1,461,401)	(2,035,395)
Research and development expenses	(705,507)	(1,165,531)	(865,627)
Impairment expenses	(564,161)	(32,048)
Other expenses	(1,433,149)	(1,283,871)	(1,766,985)
Total segment expenses	(10,611,286)	(8,820,528)	(7,445,304)
Income tax credit/(expense)	32,125
Loss for the period	(6,966,119)	(7,077,619)	(6,294,775)
Total Segment Assets	18,133,080	22,971,688	15,632,979
Total Segment Liabilities	$ (2,400,749)	$ (1,438,653)	$ (1,640,372)